Borrowings and Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Borrowings and Derivative Liabilities [Abstract]
Borrowings and Derivative Liabilities

(9) Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	March 29,	December 28,
	2026	2025
Short-term debt (including current portion of long-term debt):
March 2026 Bridge Note	$9,500	$—
$1.9 Million Note	1,530	—
Cobalt Loan	2,706	—
Total Short-term debt with third parties	13,736	—
Current portion of long-term debt	2,786	2,786
Total short-term debt and current portion of long-term debt	$16,522	$2,786

Short-term debt with related parties:
Seller Note – related party	$20,000	$20,000
Loan with related party	1,500	1,500
Total short-term debt with related parties	$21,500	$21,500

Long-term debt:
12.0% senior unsecured convertible notes and related derivative liabilities
July 2024 Notes	$31,911	$32,969
July 2024 Notes – related parties	7,946	7,631
Subtotal July 2024 Notes	39,857	40,600
July 2025 Note – related party	1,519	1,443
November 2025 Note – related party	517	491
January 2026 Note – related party	1,038	—

July 2024 Notes derivative liability	14,042	19,604
July 2024 Notes derivative liability – related party	9,036	12,615
Subtotal July 2024 Notes derivative liability	23,078	32,219
July 2025 Note derivative liability – related party	2,239	3,246
November 2025 Note derivative liability – related party	1,069	—
January 2026 Note derivative liability – related party	1,467	1,488
Total 12.0% senior unsecured convertible notes and derivative liabilities	70,784	79,487

7.0% senior unsecured convertible notes and derivative liabilities
September 2024 Notes	15,942	14,332
September 2024 Notes – related parties	2,804	2,346
Subtotal September 2024 Notes	18,746	16,678
September 2025 Notes	3,575	3,354

September 2024 Notes derivative liability	26,351	37,930
September 2024 Notes derivative liability – related parties	4,286	5,870
Subtotal September 2024 Notes derivative liability	30,637	43,800
September 2025 Notes derivative liability	10,825	14,756
Total 7.0% senior unsecured convertible notes and derivative liabilities	63,783	78,588

Total notes payable and derivative liabilities	134,567	158,075
Less current portion	(2,786)	(2,786)
Total senior unsecured convertible notes payable and derivative liabilities, net of current portion	$131,781	$155,289

Balance sheet classification of long-term debt
Notes payable and derivative liabilities, net of current portion	$99,860	$120,159
Notes payable and derivative liabilities with related parties	31,921	35,130
Total long-term debt including net of current portion	131,781	155,289
Current portion of long-term debt	2,786	2,786
Total long-term debt	$134,567	$158,075

Short-term debt

Standby Equity Purchase Agreement and $1.9 Million Note

On January 27, 2026 (the “Effective Date”), SunPower entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited company (“YA”). Pursuant to the SEPA, YA agreed to advance up to $20.0 million (the “Pre-Paid Advances”) to the Company in the form of convertible promissory notes (each “Promissory Note”), subject to the terms and conditions of the SEPA. Each Promissory Note bears interest at 0% per annum, which increases to 18% per annum upon the occurrence and continuance of an Event of Default (as defined in the Promissory Notes) for so long as such event remains uncured. Each tranche is funded at a 10% discount to its principal amount. The Promissory Notes are initially convertible into 540.5405 shares of the Company’s common stock per $1,000 principal amount, subject to adjustment.

The SEPA also provides the Company the right, subject to certain conditions, to require YA to purchase up to $25.0 million of the Company’s common stock (“Commitment Amount”) through January 27, 2029.

In connection with the SEPA, the Company paid YA total fees of $0.4 million consisting of $0.05 million of cash and 175,000 shares of the Company’s common stock, with a fair value of $0.3 million, as a due diligence, structuring and commitment fee.

The SEPA will automatically terminate on the earliest to occur of (i) January 27, 2029 or (ii) the date on which YA has purchased from the Company under the SEPA the Commitment Amount in full. The Company may terminate the SEPA at any time upon five trading days’ prior written notice to YA, provided that there are no outstanding advance notices under which the Company is yet to issue shares of its common stock, there are no amounts outstanding under the Promissory Notes, and provided that the Company has paid all amounts owed to YA pursuant to the SEPA. The Company and YA may also agree to terminate the SEPA by mutual written consent.

On January 27, 2026, the first Pre-Paid Advance was disbursed. The gross amount of the borrowing under the Pre-Paid Advance was $1.9 million which was advanced under a Promissory Note (“$1.9 Million Note”), and the Company received net proceeds of $1.71 million after the contractual discount. The $1.9 Million Note matures on January 27, 2027, which may be extended at YA’s option. The Company’s rights for further Pre-Paid Advances under the SEPA terminated pursuant to the terms of the SEPA.

The Company elected the fair value option under ASC 825, Financial Instruments, for the $1.9 Million Note. Accordingly, the $1.9 Million Note is recorded at fair value upon issuance and are subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in “non-operating Other non-operating income, net” in the Company’s unaudited condensed consolidated statements of operations and comprehensive income. As a result of this election, the original issue discount, transaction costs, and embedded conversion features are not separately accounted for and are instead reflected in the fair value of $1.9 Million Note. The $1.9 Million Note is classified as a Level 3 liability within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs in the valuation. Refer to Note 5 – Fair Value Measurements for a description of the inputs and assumptions used in the valuation of the $1.9 Million Note.

The initial amount of the $1.9 Million Note was recorded at its estimated fair value of $1.7 million on the issuance date. As of March 29, 2026, the $1.9 Million Note had a fair value of $1.5 million. The change in the fair value of the $1.9 Million Note was included in “Other non-operating income, net” within the unaudited condensed consolidated statement of operations and comprehensive income in the thirteen week period ended March 29, 2026.

March 2026 Bridge Note

On March 6, 2026, the Company entered into a purchase agreement (“Purchase Agreement”) with YA pursuant to which the Company issued a convertible debenture in the principal amount of $10.0 million (the “March 2026 Bridge Note” and collectively with the $1.9 Million Note, the “Yorkville Notes”). The Company received net proceeds of $9.0 million at issuance, after deducting fees payable under the Purchase Agreement. The March 2026 Bridge Note matures on March 6, 2027, unless extended at YA’s option. The March 2026 Bridge Note bears interest at 0% per annum; however, upon the occurrence and continuance of an event of default, the interest rate increases to 18% per annum.

The Company elected the fair value option under ASC 825 for the March 2026 Bridge Note. As a result, the March 2026 Bridge Note is carried at fair value, with changes in fair value recognized in earnings within “non-operating Other non-operating income, net” in the Company’s unaudited condensed consolidated statements of operations and comprehensive income. As a result of this election, the original issue discount, transaction costs, and embedded conversion features are not separately accounted for and are instead reflected in the fair value of the March 2026 Bridge Note. The March 2026 Bridge Note is classified as a Level 3 liability within the fair value hierarchy established by ASC 820 due to the use of significant unobservable inputs in the valuation. See Note 5 – Fair Value Measurements for additional information regarding the valuation of the March 2026 Bridge Note, including key assumptions and valuation methodologies.

The initial amount of the March 2026 Bridge Note was recorded at its estimated fair value of $9.0 million on the issuance date. As of March 29, 2026, the March 2026 Bridge Note had a fair value of $9.5 million. The change in the fair value of the March 2026 Bridge Note was included in “Other non-operating income, net” within the Company’s unaudited condensed consolidated statement of operations and comprehensive income in the thirteen week period ended March 29, 2026.

The March 2026 Bridge Note required installment payments on May 6, 2026, June 6, 2026, July 6, 2026, August 6, 2026, and September 6, 2026 (each, an “Installment Date”). On each Installment Date, the Company was required to pay an amount equal to (i) $2.0 million of principal, (ii) a payment premium of $0.06 million, and (iii) any accrued and unpaid interest (collectively, the “Installment Amount”). The Company may satisfy each Installment Amount, at its option, (a) in cash, (b) by submitting an advance notice pursuant to the SEPA, or (c) through a combination of cash and such advance notice. On April 21, 2026, the Company and YA agreed to amend the Installment Dates in connection with a $5.0 million prepayment of the March 2026 Bridge Note. As amended, on each of May 5, 2026, June 5, 2026, July 5, 2026 and August 5, 2026, the Company is required to pay an amount equal to (i) $1.25 million of principal, (ii) a payment premium of $0.0375 million, and (iii) any accrued and unpaid interest. Refer to Note 18 – Subsequent Events for details.

At any time after issuance, YA may convert all or a portion of the outstanding principal balance into shares of the Company’s common stock at an adjusted fixed conversion price of $1.64 per share (the “Fixed Price”). In addition, any Installment Amount that remains unpaid following an Installment Date may be converted at a price equal to 95% of the volume weighted average price (“VWAP”) of the Company’s common stock during the five trading days immediately preceding the conversion date, subject to a minimum conversion price equal to the then-applicable floor price.

The Company may, at its option, redeem all or a portion of the outstanding balance of the March 2026 Bridge Note (an “Optional Redemption”) upon written notice to YA, provided that the VWAP of the Company’s common stock at the time of such notice is less than the Fixed Price. The redemption price equals (i) the principal amount redeemed, (ii) a premium of 3% of such principal amount, and (iii) any accrued and unpaid interest; provided that the premium does not apply to Optional Redemptions completed on or prior to April 30, 2026.

Seller Note – related party

On September 24, 2025, the Company issued a note payable to CPP (“Seller Note”) in connection with the Company’s acquisition of 100% of the membership interests in Sunder and concluded that the Seller Note is a related party obligation (see Note 3 – Business Combinations). The Seller Note has an original principal amount of $20.0 million. The Seller Note bears interest at 7.0% per annum, compounded at the end of each calendar quarter. Interest is due and payable concurrent with the payment of the principal balance. The maturity date of the Seller Note was initially the earlier of (i) May 15, 2026 and (ii) the date on which all amounts under the Seller Note otherwise become due and payable following an event of default. The Seller Note must also be repaid in the event of a change of control of the Company or the sale of all or substantially all of the consolidated assets of the Company and its subsidiaries. The Seller Note includes customary events of default, including: (a) the Company’s failure to pay the Seller Note when due, (b) the Company’s voluntary or involuntary bankruptcy, (c) the Company’s liquidation or dissolution, (d) a change of control of the Company, (e) the Company’s material breach of the covenants applicable to the Company under the Seller Note, subject to applicable cure periods, and (f) if any of the Company’s representations or warranties made in the Seller Note were untrue in any material respect when made. Management concluded that the carrying value of the Seller Note approximates its fair value due to the short-term nature of the obligation.

On March 5, 2026, the Company entered into an amendment of the Seller Note (“Amendment”) providing that if the terms of the SEPA would restrict repayment of the Seller Note on May 15, 2026, then the maturity date of the Seller Note will be extended to the earlier of (a) the date that is two business days following the date on which the Seller Note may be repaid pursuant to the restrictions set forth in the SEPA Debenture and (b) September 30, 2026 (or, if the registration statement required to be filed pursuant to the Registration Rights Agreement has not been declared effective prior to April 30, 2026, then the outside maturity date will extend to December 31, 2026). Additionally, the Company and CPP agreed that the interest rate applicable to the Seller Note will increase to 10.0% per annum if the principal amount of the Seller Note remains outstanding after May 15, 2026. As an inducement to CPP’s agreement to the foregoing, the Amendment also provides that, within two business days following approval by the Company’s stockholders of the issuance of shares under the Sunder MIPA in accordance with applicable Nasdaq rules, the Company will issue the remaining shares of common stock otherwise issuable to CPP pursuant to the Sunder MIPA. On April 8, 2026, the Company issued the remaining 6.7 million shares of the Company’s common stock due under the Seller Note.

On April 23, 2026, the Company and CPP entered into the A&R Seller Note with a revised principal amount of $7.0 million. Refer to Note 18 – Subsequent Events for details.

Interest expense recognized on this obligation was less than $0.4 million in the thirteen week period ended March 29, 2026.

Loan with related party

The Company has a loan with a principal balance of $1.5 million owed to the Rodgers Revocable Trust, a related party. This loan has an annual interest rate equal to the greater of 7.75% or Prime plus 4.5%. There are no financial covenants.

Interest expense recognized on this obligation was less than $0.1 million in each of the thirteen week periods ended March 29, 2026 and March 30, 2025.

Cobalt Loan

In connection with the acquisition of Cobalt, the Company assumed a loan (“Cobalt Loan”). Cobalt originally entered into the loan on July 1, 2024, with Santa Cruz County Bank. The principal amount of the Cobalt Loan was $3.0 million and has a final maturity on June 5, 2034. The Cobalt Loan is secured by all of Cobalt’s business assets pursuant to a blanket lien as well as additional collateral, including limited guarantees secured with a third deed of trust on certain real estate properties and other assets of the former owners of Cobalt. The interest rate on the Cobalt loan is Prime plus 2.75%.

The Cobalt Loan may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event.

Long-term debt

12.0% Senior Unsecured Convertible Notes

July 2024 Notes

In July 2024, the Company issued $46.0 million of senior unsecured convertible notes (“July 2024 Notes”) consisting of $28.0 million in cash proceeds. The remaining $18.0 million of the July 2024 Notes arose from an exchange of debt accounted for as a troubled debt restructuring (“Debt Exchange”). Refer to the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2025 for details regarding $18.0 million of debt arising from the Debt Exchange.

Cash proceeds of $28.0 million included $18.0 million from the Rodgers Revocable Trust, a related party and $10.0 million of the debt exchanged was issued to Carlyle, also a related party. Carlyle was no longer deemed a related party to the Company subsequent to March 30, 2025.

The July 2024 Notes bear interest at 12.0% per annum, and the principal is payable in full at maturity on July 1, 2029. The interest is payable in cash on January 1 and July 1 of each year, beginning on July 1, 2025. The interest rate increases by 3% in the event of default. The conversion rate of the July 2024 Notes is initially equal to 595.2381 shares of common stock per $1,000 of principal amount due under the July 2024 Notes. Holders of July 2024 Notes may convert at any time. The July 2024 Notes may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event. The conversion option was required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $28.7 million on the issuance date.

The effective interest rate on the July 2024 Notes cash proceeds of $28.0 million approximates 45% as of March 29. 2026. Coupon interest, default interest and failure to file interest on the $18.0 million Debt Exchange were capitalized as part of the July 2024 Notes. Accordingly, the effective interest rate on the $18.0 million arising from the Debt Exchange is nil as of March 29, 2026.

The carrying amount of the July 2024 Notes was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
July 2024 Notes principal amount (1)	$55,566	$56,801
Less Unamortized debt discount	(15,709)	(16,201)
Net carrying amount of July 2024 Notes	$39,857	$40,600

(1)	Includes capitalized coupon interest of $7.5 million and $8.6 million as of March 29, 2026 and December 28, 2025, respectively, and capitalized contingent interest of $2.0 million and $2.2 million as of March 29, 2026 and December 28, 2025, respectively.

In the thirteen week periods ended March 29, 2026 and March 30, 2025, total interest expense was $1.3 million and $1.1 million, respectively, with coupon interest expense of $0.8 million in each period, and debt discount and issuance costs of $0.5 million and $0.3 million in the thirteen week periods ended March 29, 2026 and March 30, 2025, respectively. Of the coupon interest expense, related party interest expense was $0.5 million in each period. Related party amortization expense was $0.3 million and $0.2 million in the thirteen week periods ended March 29, 2026 and March 30, 2025, respectively.

July 2025 Note – related party

On July 10, 2025, the Company issued a convertible promissory note (the “July 2025 Note”) to the Rodgers Revocable Trust, a related party, in exchange for $5.0 million of proceeds.

The July 2025 Note is a general unsecured obligation of the Company and will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. The July 2025 Note has an annual coupon interest rate of 12.0% which is payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The July 2025 Note is convertible at the option of the holder at any time prior to the payment of the principal amount of the July 2025 Note in full. Upon conversion of the July 2025 Note, the Company will satisfy its conversion obligation by delivering shares of the Company’s common stock and paying cash in respect of any fractional shares. The conversion rate of the July 2025 Note is initially equal to 558.6592 shares of common stock per $1,000 of principal amount due under the July 2025 Note. The conversion rate is subject to adjustment from time to time pursuant to the terms of the July 2025 Note. The conversion option related to the July 2025 Note was required to be bifurcated as a derivative liability. The Company recorded a derivative liability of $3.7 million with a corresponding offset to debt discount on the issuance date. The July 2025 Note has an effective interest rate of 62%.

The carrying amount of the July 2025 Note was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
July 2025 Note principal amount	$5,000	$5,000
Less Unamortized debt discount	(3,481)	(3,557)
Net carrying amount of July 2025 Note	$1,519	$1,443

For the thirteen week period ended March 29, 2026, the total interest expense was $0.2 million with coupon interest expense $0.15 million and debt discount and issuance costs of less than $0.1 million.

November 2025 Note – related party

On November 20, 2025, the Company issued a convertible note (the “November 2025 Note”) to the Rodgers Massey Freedom and Free Markets Charitable Trust in exchange for $2.0 million of proceeds.

The November 2025 Note is a general unsecured obligation of the Company and will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. The November 2025 Note has an annual coupon interest rate of 12.0% which is payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The November 2025 Note is convertible at the option of the holder at any time prior to the payment of the principal amount of the November 2025 Note in full. The conversion rate of the November 2025 Note is initially equal to 626.9592 shares of the Company’s common stock per $1,000 principal amount due under the November 2025 Note. The conversion rate shall be subject to adjustment from time to time pursuant to the terms of the November 2025 Note. The Company may not redeem the November 2025 Note prior to July 5, 2026. The conversion option related to the November 2025 Note was required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $1.5 million on the issuance date with a corresponding offset to debt discount. The November 2025 Note has an effective interest rate of 71% as of March 29, 2025.

The carrying amount of the November 2025 Note was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
November 2025 Note principal amount	$2,000	$2,000
Less Unamortized debt discount	(1,483)	(1,509)
Net carrying amount of November 2025 Note	$517	$491

In the thirteen week period ended March 29, 2026, the total interest expense was less than $0.1 million and each of coupon interest and amortization of debt discount and issuance costs were less than $0.1 million.

January 2026 Note – related party

The Company received a deposit of $2.0 million from the Rodgers Revocable Trust, a related party, in the fiscal year ended December 28, 2025. In January 2026, the Company received an additional $1.3 million in proceeds from the Rodgers Revocable Trust. On January 29, 2026, the Company issued a convertible promissory note in the original principal amount of $3.3 million (the “January 2026 Note”) with respect to the aggregate proceeds received.

The January 2026 Note bears an interest rate of 12.0% and is a general unsecured obligation of the Company. The January 2026 Note will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. Interest on the January 2026 Note is payable semiannually in arrears on January1 and July 1 of each year, beginning on July 1, 2026. The January 2026 Note is convertible at the option of the holder at any time prior to the payment of the principal amount of the January 2026 Note in full. The conversion rate of the January 2026 Note is initially equal to 540.5405 shares of the Company’s common stock per $1,000 of principal amount due under the January 2026 Note. The conversion rate is subject to adjustment from time to time pursuant to the terms of the January 2026 Note. The January 2026 Note has an effective interest rate of 61% as of March 29, 2025.

The carrying amount of the January 2026 Note was as follows (in thousands):

As of
March 29,
2026
January 2026 Note principal amount	$3,300
Less Unamortized debt discount	(2,262)
Net carrying amount of January 2026 Note	$1,038

In the thirteen week period ended March 29, 2026, the total interest expense was $0.1 million and each of coupon interest and amortization of debt discount and issuance costs were less than $0.1 million.

7.0% Senior Unsecured Convertible Notes

On September 16, 2024, the Company entered into an Indenture agreement with U.S. Bank Trust Company, National Association, as trustee (the “Indenture”), for the issuance of 7.0% senior unsecured convertible notes (“7.0% Notes”). The 7.0% Notes issued under the Indenture bear interest at 7.0% per annum, and the interest is payable semiannually in arrears on January 1 and July 1 of each year beginning on January 1, 2025. The principal is payable in full at maturity on July 1, 2029. Holders of the 7.0% Senior Notes may convert all or any portion of their 7% Notes at any time, in integral multiples of $1,000 principal amount, at the option of the holder. Upon conversion, the Company may satisfy its conversion obligation by paying or delivering, as the case may be, cash, shares of common stock or a combination of cash and shares of common stock, at the Company’s election, in the manner and subject to the terms, conditions and limitations provided in the Indenture. The 7.0% Senior Notes may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event. There are no financial covenants. As described below, the Company has issued multiple tranches under this Indenture.

The conversion rate for the 7.0% Notes was initially 467.8363 shares of common stock per $1,000 principal amount of 7.0% Notes. The conversion rate for the 7.0% Notes is subject to adjustment from time to time in accordance with the terms of the Indenture, and as of December 28, 2025 the 7.0% Notes were convertible at the rate of 584.7953 shares of common stock per $1,000 principal amount of the notes. In addition, upon a conversion of the 7.0% Notes, following certain corporate events that occur prior to the maturity date of the 7.0% Notes or if the Company delivers a notice of redemption in respect of the 7.0% Notes, the Company will, under certain circumstances, increase the conversion rate of the 7.0% Notes for a holder who elects to convert its 7.0% Notes following September 16, 2025, in connection with such a corporate event that occurs prior to the maturity date, or if the Company delivers a notice of redemption in respect of the 7.0% Notes.

September 2024 Notes

The Company issued an aggregate of $80.0 million of 7.0% Notes to various lenders (the “September 2024 Notes”), of which the Company received cash proceeds in two tranches of $66.8 million and $13.0 million in fiscal 2024. The remainder was received in fiscal 2025.

The cash proceeds of $66.8 million included $4.0 million from the Rodgers Family Freedom and Free Markets Charitable Trust (“Massey Charitable Trust”), a related party, and $4.0 million from the Rodgers Revocable Trust (collectively with Massey Charitable Trust, “Massey Trusts”), also a related party. In fiscal 2025, a holder of $0.75 million of the September 2024 Notes became a member of the Company’s board of directors and this note is now deemed to be with a related party beginning in fiscal 2025. As the $66.8 million of notes were issued with a debt discount in excess of the principal amount, the initial net carrying amount of the September 2024 Notes was zero. The debt discount is being amortized on a straight-line basis over the term of the September 2024 Notes.

In December 2024, the Company received proceeds of $13.0 million in a second tranche. The Company recognized a $10.9 million debt discount in connection with these additional proceeds. The effective interest rate on this tranche is 64% as of March 29, 2026.

Certain holders of the September 2024 Notes exercised their rights to convert this debt to shares of the Company’s common stock. In the thirteen week period ended March 29, 2025 $2.8 million of the September 2024 Notes were converted into 1.6 million shares of the Company’s common stock. In the fiscal year ended December 29, 2025, $14.7 million of the September 2024 Notes were converted into 8.6 million shares of the Company’s common stock.

The carrying amount of the convertible September 2024 Notes was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
September 2024 Notes	$62,543	$65,293
Less Unamortized debt discount	(43,797)	(48,615)
Net carrying amount of September 2024 Notes	$18,746	$16,678

In the thirteen week periods ended March 29, 2026 and March 30, 2025, total interest expense was $5.9 million and $5.0 million with coupon interest expense of $1.1 million and $1.4 million, respectively, and debt discount and issuance costs of $4.8 million and $3.6 million, respectively. Of the coupon interest expense, related party interest expense was $0.2 million and $0.1 million in the thirteen week periods ended March 29, 2026 and March 30, 2025, respectively. Related party amortization expense was $0.5 million and $0.5 million in the thirteen week periods ended March 29, 2026 and March 30, 2025, respectively.

September 2025 Notes

On September 21, 2025, the Company issued an additional $22.0 million of the 7.0% Notes (the “September 2025 Notes”) pursuant to the Indenture to various parties. The September 2025 Notes contain a conversion option which required bifurcation and recognition of a derivative, and the Company recorded a derivative liability of $15.4 million on the issuance date. The Company also recognized a $3.6 million debt discount and issuance costs in connection with the September 2025 Notes. The debt issuance costs include an estimate of the value of a warrant issued in the second quarter of fiscal 2026 to the entity that arranged the financing. The effective interest rate on the September 2025 Notes approximated 78% as of March 29, 2026. The net proceeds from the issuance of the September 2025 Notes were principally used to pay a portion of the cash consideration for the Company’s acquisition of Sunder.

The carrying amount of the September 2025 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
September 2024 Notes	$22,000	$22,000
Less Unamortized debt discount	(18,425)	(18,646)
Net carrying amount of September 2024 Notes	$3,575	$3,354

In the thirteen week period ended March 29, 2026, total interest expense was $0.6 million with coupon interest expense of $0.4 million and debt discount and issuance costs of $0.2 million.

On April 21, 2026, the Company entered into separately- and privately- negotiated exchange agreements (the “Exchange Agreements”) with certain holders of the 7.0% Notes to repurchase $21.25 million aggregate principal amount of outstanding 7.0% Notes in exchange for (i) an aggregate of 18.8 million shares of the Company’s common stock and (ii) approximately $0.5 of accrued interest payable under the exchanged 7.0% Notes. Refer to Note 18 – Subsequent Events for details.

Principal payments due

The principal amount of all short and long-term debt, excluding capitalized contingent interest in connection with the July 2024 Notes, is as follows:

Principal payment
Fiscal year ending
Remainder of fiscal 2026	$35,284
2027	4,056
2028	2,156
2029	141,894
Total	$184,468

(10) Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Short term:
Seller Note – related party	$20,000	$—
Loan with related party	1,500	1,500
Total short-term debt with related parties	$21,500	$1,500

Long-term:
12.0% senior unsecured convertible notes and related derivative liabilities
July 2024 Notes	$32,969	$17,965
July 2024 Notes – related parties	7,631	24,632
Subtotal July 2024 Notes	40,600	42,597
July 2025 Note – related party	1,443	—
November 2025 Note – related party	491	—

July 2024 Notes derivative liability	19,604	13,563
July 2024 Notes derivative liability – related party	12,615	21,127
Subtotal July 2024 Notes derivative liability	32,219	34,690
July 2025 Note derivative liability – related party	3,246	—
November 2025 Note derivative liability – related party	1,488	—
Total 12.0% senior unsecured convertible notes and derivative liabilities	79,487	77,287

7.0% senior unsecured convertible notes and derivative liabilities
September 2024 Notes	14,332	5,636
September 2024 Notes – related parties	2,346	476
Subtotal September 2024 Notes	16,678	6,112
September 2025 Notes	3,354	—

September 2024 Notes derivative liability	37,930	55,474
September 2024 Notes derivative liability – related parties	5,870	6,958
Subtotal September 2024 Notes derivative liability	43,800	62,432
September 2025 Notes derivative liability	14,756	—
Total 7.0% senior unsecured convertible notes and derivative liabilities	78,588	68,544
Total notes payable and derivative liabilities	158,075	145,831
Less current portion	(2,786)	—
Total senior unsecured convertible notes payable and derivative liabilities, net of current portion	$155,289	$145,831

Balance sheet classification
Current liabilities
Notes payable, current portion	$2,786	$—
Long-term liabilities
Notes payable and derivative liabilities, net of current portion	$120,159	$92,638
Notes payable and derivative liabilities with related parties	35,130	53,193
Total	$155,289	$145,831

12.0% Senior Unsecured Convertible Notes

In July 2024, the Company issued $46.0 million of senior unsecured convertible notes (“July 2024 Notes”) consisting of $28.0 million in cash proceeds and $18.0 million arising from an exchange of debt (“Debt Exchange”) as described below under Exchange Agreement. Cash proceeds of $28.0 million included $18.0 million from the Rodgers Revocable Trust, a related party. The $18.0 million exchange of debt included $10.0 million issued to Carlyle. Carlyle was deemed to be a related party in the fiscal year ended December 29, 2024. Carlyle was no longer deemed a related party to the Company during the fiscal year ended December 28, 2025. Refer to Note 2 – Summary of Significant Accounting Policies – Changes in Related Parties for details.

The July 2024 Notes bear interest at 12.0% per annum, and the principal is payable in full at maturity on July 1, 2029. The interest is payable in cash on January 1 and July 1 of each year, beginning on July 1, 2025. The interest rate increases by 3% in the event of default. The conversion rate of the July 2024 Notes is initially equal to 595.2381 shares of common stock per $1,000 of principal amount due under the July 2024 Notes. Holders of July 2024 Notes may convert at any time. The July 2024 Notes may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event. The conversion option was required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $28.7 million on the issuance date. Of this amount $17.5 million was recognized as a debt discount to the $28.0 million cash proceeds and $11.2 million associated with the Debt Exchange was recognized as an expense in the calculation of the Company’s “Gain on the Troubled Debt Restructuring” on the Company’s consolidated statement of operations and comprehensive loss in the year ended December 29, 2024.

In connection with the Debt Exchange, the Company issued the Cantor Warrant, as described in Note 14 – Common Stock and Common Stock Warrants, for shares of the Company’s common stock. At issuance, the Cantor Warrant had a fair value of $1.4 million, of which $0.9 million was recorded as a debt discount, and $0.5 million was included in the calculation of the Company’s “Gain on the Troubled Debt Restructuring” on the Company’s consolidated statement of operations and comprehensive loss in the year ended December 29, 2024, as discussed below in the Exchange Agreement.

The effective interest rate on the July 2024 Notes cash proceeds of $28.0 million approximates 45% as of December 28, 2025. Coupon interest, default interest and failure to file interest on the $18.0 million Debt Exchange were capitalized as part of the July 2024 Notes. Accordingly, the effective interest rate on the $18.0 million arising from the Debt Exchange is nil as of December 28, 2025.

There are no financial covenants. The July 2024 Notes are not in default. However, due to the delayed filing of its Form 10-K for the year ended December 29, 2024, the Company was required to accrue incremental interest of 0.5% beginning April 16, 2025 through April 30, 2025, the date upon which the Form 10-K was filed. The interest accrued was not material. Due to the Company’s delayed filing of its Form 10Q for the third quarter ended September 28, 2025 (“Q3 2025 Form 10Q”), the Company was required to accrue incremental interest of 0.5% beginning November 17, 2025, through December 19, 2025, the date upon which the Q3 2025 Form 10Q was filed. The interest accrued was not material.

The carrying amount of the July 2024 Notes was as follows (in thousands):

	As of
	December 28,	December 29,
	2025	2024
July 2024 Notes principal amount	$56,801	$59,587
Less Unamortized debt discount	(16,201)	(16,990)
Net carrying amount of July 2024 Notes	$40,600	$42,597

For the fiscal years ended December 28, 2025 and December 29, 2024, the total interest expense was $3.0 million and $4.6 million, respectively, with coupon interest expense of $2.2 million and $2.8 million, respectively, and debt discount and issuance costs of $0.8 million and $1.8 million, respectively. Of the coupon interest expense, related party interest expense was $1.5 million and $1.7 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively. Related party amortization expense was $0.7 million and $1.1 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively.

Exchange Agreement

On July 1, 2024, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with Carlyle and Kline Hill (as defined below) resulting in the Debt Exchange and providing for:

(i)	the cancellation of all indebtedness, inclusive of the CS Solis Debt, owed to Carlyle by the Company, termination of all debt instruments by and between the Company and Carlyle (through the transfer of Carlyle’s interest in CS Solis, LLC, to the Company), and the satisfaction of all obligations owed to Carlyle by the Company under the terminated debt instruments;

(ii)	the issuance of a note for the principal amount of $10.0 million to Carlyle as part of the July 2024 Notes;

(iii)	a previously issued warrant to Carlyle (“Carlyle Warrant”) for shares of the Company’s common stock was fixed at 4,936,483. At the July 1, 2024, modification date, the Carlyle Warrant had a fair value of $7.3 million compared to its fair value of $6.6 million on June 30, 2024. The Company recognized this $0.7 million of expense related to the remeasurement of the Carlyle Warrant liability to its fair value within “Gain on Troubled Debt Restructuring” on the Company’s consolidated statement of operations and comprehensive loss in the year ended December 29, 2024. The modification of the Carlyle Warrant also resulted in the reclassification of the Carlyle Warrant from liability to equity classification, resulting in an increase to additional paid-in capital of $7.3 million and a reduction in the warrant liability of $7.3 million. Carlyle exercised the warrant in full in the year ended December 29, 2024.

(iv)	the cancellation of all indebtedness owed to Kline Hill Partners Fund LP, Kline Hill Partners IV SPV LLC, and Kline Hill Partners Opportunity IV SPV, LLC (collectively “Kline Hill”) by the Company, termination of all debt instruments by and between the Company and Kline Hill, including 2018 bridge notes, a portion of a revolving loan (“Revolving Loan”) and a secured credit facility (“Secured Credit Facility”), and the satisfaction of all obligations owed to Kline Hill by the Company under the terminated debt instruments;

(v)	the issuance of a note for the principal amount of $8.0 million to Kline Hill as part of the July 2024 Notes; and

(vi)	the issuance of 1,500,000 shares of the Company’s common stock to Kline Hill.

At the date of the cancellation under the Exchange Agreement, the Company’s indebtedness to CS Solis was $37.2 million and the indebtedness to Kline Hill was comprised of 2018 bridge notes of $11.7 million, a revolving loan balance of $3.9 million, and the Secured Credit Facility balance of $13.1 million.

The Company concluded that the transactions entered into in the Exchange Agreement represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the terms of the July 2024 Notes resulted in a concession to the Company. As the carrying amount of the debt exceeded the future undiscounted cash payments under the new terms on the date of the Exchange Agreement, the Company recorded a gain on the troubled debt restructuring of $22.3 million in the year ended December 29, 2024.

In the year ended December 29, 2024, prior to entering into the Exchange Agreement, the Company recognized (i) accretion of the liability of the debt in CS Solis as related party interest expense of $3.9 million, (ii) $0.7 million of interest on the 2018 bridge notes, and (iii) $1.0 million of interest on the Secured Credit Facility.

July 2025 Note – related party

On July 10, 2025, the Company issued a convertible promissory note (the “July 2025 Note”) to the Rodgers Revocable Trust, a related party, in exchange for $5.0 million of proceeds.

The July 2025 Note is a general unsecured obligation of the Company and will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. The July 2025 Note has an annual coupon interest rate of 12.0% which is payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The July 2025 Note is convertible at the option of the holder at any time prior to the payment of the principal amount of the July 2025 Note in full. Upon conversion of the July 2025 Note, the Company will satisfy its conversion obligation by delivering shares of the Company’s common stock and paying cash in respect of any fractional shares. The conversion rate of the July 2025 Note is initially equal to 558.6592 shares of common stock per $1,000 of principal amount due under the July 2025 Note. The conversion rate is subject to adjustment from time to time pursuant to the terms of the July 2025 Note. The conversion option related to the July 2025 Note was required to be bifurcated as a derivative liability. The Company recorded a derivative liability of $3.7 million with a corresponding offset to debt discount on the issuance date. The July 2025 Note has an effective interest rate of 62%.

The carrying amount of the July 2025 Note was as follows (in thousands):

As of
December 28,
2025
July 2025 Note – related party	$5,000
Less Unamortized debt discount – related party	(3,557)
Net carrying amount of July 2025 Note – related party	$1,443

For the fiscal year ended December 28, 2025, the total interest expense was $0.4 million with coupon interest expense of $0.3 million and debt discount and issuance costs of $0.1 million, all of which was with a related party.

November 2025 Note – related party

On November 20, 2025, the Company issued a convertible note (the “November 2025 Note”) to the Rodgers Massey Freedom and Free Markets Charitable Trust in exchange for $2.0 million of proceeds.

The November 2025 Note is a general unsecured obligation of the Company and will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. The November 2025 Note has an annual coupon interest rate of 12.0% which is payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The November 2025 Note is convertible at the option of the holder at any time prior to the payment of the principal amount of the November 2025 Note in full. The conversion rate of the November 2025 Note is initially equal to 626.9592 shares of the Company’s common stock per $1,000 principal amount due under the November 2025 Note. The conversion rate shall be subject to adjustment from time to time pursuant to the terms of the November 2025 Note. The Company may not redeem the November 2025 Note prior to July 5, 2026. The conversion option related to the November 2025 Note was required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $1.5 million on the issuance date with a corresponding offset to debt discount. The November 2025 Note has an effective interest rate of 71% as of December 28, 2025.

The carrying amount of the convertible November 2025 Note was as follows (in thousands):

As of
December 28,
2025
November 2025 Note – related party	$2,000
Less Unamortized debt discount – related party	(1,509)
Net carrying amount of November 2025 Note – related party	$491

For the fiscal year ended December 28, 2025, the total interest expense was less than $0.1 million with each of coupon interest and amortization of debt discount and issuance costs being less than $0.1 million.

7.0% Senior Unsecured Convertible Notes

On September 16, 2024, the Company entered into an Indenture agreement with U.S. Bank Trust Company, National Association, as trustee (the “Indenture”), for the issuance of 7.0% senior unsecured convertible notes (“7.0% Notes”). The 7.0% Notes issued under the Indenture bear interest at 7.0% per annum, and the interest is payable semiannually in arrears on January 1 and July 1 of each year beginning on January 1, 2025. The principal is payable in full at maturity on July 1, 2029. Holders of the 7.0% Senior Notes may convert all or any portion of their 7% Notes at any time, in integral multiples of $1,000 principal amount, at the option of the holder. Upon conversion, the Company may satisfy its conversion obligation by paying or delivering, as the case may be, cash, shares of common stock or a combination of cash and shares of common stock, at the Company’s election, in the manner and subject to the terms, conditions and limitations provided in the Indenture. The 7.0% Senior Notes may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event. There are no financial covenants. As described below, the Company has issued multiple tranches under this Indenture.

The conversion rate for the 7.0% Notes was initially 467.8363 shares of common stock per $1,000 principal amount of 7.0% Notes. The conversion rate for the 7.0% Notes is subject to adjustment from time to time in accordance with the terms of the Indenture, and as of December 28, 2025 the 7.0% Notes are convertible at the rate of 584.7953 shares of common stock per $1,000 principal amount of the notes. In addition, upon a conversion of the 7.0% Notes, following certain corporate events that occur prior to the maturity date of the 7.0% Notes or if the Company delivers a notice of redemption in respect of the 7.0% Notes, the Company will, under certain circumstances, increase the conversion rate of the 7.0% Notes for a holder who elects to convert its 7.0% Notes following September 16, 2025, in connection with such a corporate event that occurs prior to the maturity date, or if the Company delivers a notice of redemption in respect of the 7.0% Notes.

September 2024 Notes

The Company issued an aggregate of $80.0 million of 7.0% Notes to various lenders (the “September 2024 Notes”), of which the Company received cash proceeds in two tranches of $66.8 million and $13.0 million in fiscal 2024. The remainder was received in fiscal 2025.

The cash proceeds of $66.8 million included $4.0 million from the Rodgers Family Freedom and Free Markets Charitable Trust (“Massey Charitable Trust”), a related party, and $4.0 million from the Rodgers Revocable Trust (collectively with Massey Charitable Trust, “Massey Trusts”), also a related party. In fiscal 2025, a holder of $0.75 million of the September 2024 Notes became a member of the Company’s board of directors and this note is now deemed to be with a related party beginning in fiscal 2025. Refer to Note 2 Summary of Significant Accounting Policies – Changes in related parties, for further detail. The conversion option of this first tranche was required to be bifurcated as a derivative, and the Company recorded a derivative liability of $91.5 million on the issuance date. In connection with the derivative liability, the Company recorded a debt discount of $66.8 million at the date of issuance. As the fair value of the derivative liability exceeded the proceeds received, the remaining portion of the derivative liability of $24.7 million was recorded as a financing loss, of which $3.0 million was with a related party. At the date of issuance, the $66.8 million of notes were issued with a debt discount equal to the entire principal amount, resulting in an initial net carrying amount of zero. The debt discount is being amortized on a straight-line basis over the term of the September 2024 Notes.

In December 2024, the Company received proceeds of $13.0 million in a second tranche. The Company recognized a $10.9 million debt discount in connection with these additional proceeds. The effective interest rate on this tranche is 64% as of December 28, 2025.

Certain holders of the September 2024 Notes exercised their rights to convert this debt to shares of the Company’s common stock. In the fiscal year ended December 29, 2025, $14.7 million of the September 2024 Notes were converted into 8.6 million shares of the Company’s common stock.

The carrying amount of the convertible September 2024 Notes was as follows (in thousands):

	As of
	December 28,	December 29,
	2025	2024
September 2024 Notes	$65,293	$79,800
Less Unamortized debt discount	(48,615)	(73,688)
Net carrying amount of September 2024 Notes	$16,678	$6,112

For the fiscal years ended December 28, 2025 and December 29, 2024, the total interest expense was $19.6 million and $5.4 million with coupon interest expense of $5.5 million and $1.4 million, respectively, and debt discount and issuance costs of $14.1 million and $4.0 million, respectively. Of the coupon interest expense, related party interest expense was $0.6 million and $0.2 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively. Related party amortization expense was $1.8 million and $0.5 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively.

September 2025 Notes

On September 21, 2025, the Company issued an additional $22.0 million of the 7.0% Notes (the “September 2025 Notes”) pursuant to the Indenture to various parties. The September 2025 Notes contain a conversion option which required bifurcation and recognition of a derivative, and the Company recorded a derivative liability of $15.4 million on the issuance date. The Company also recognized a $2.2 million debt discount and $1.4 million of debt issuance costs in connection with the September 2025 Notes. The debt issuance costs include an estimate of the value of a warrant that will be issued in the subsequent fiscal year to the entity that arranged the financing. The effective interest rate on the September 2025 Notes approximated 67% as of December 28, 2025. The net proceeds from the issuance of the September 2025 Notes were principally used to pay a portion of the cash consideration for the Company’s acquisition of Sunder.

The carrying amount of the September 2025 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

As of
December 28,
2025
September 2025 Notes	$22,000
Less Unamortized debt discount	(18,646)
Net carrying amount of September 2025 Notes	$3,354

For the fiscal year ended December 28, 2025 the total interest expense was $0.7 million with coupon interest of $0.4 million and amortization of debt discount and issuance costs $0.3 million.

Seller Note – related party

On September 24, 2025, the Company issued a note payable to the sellers of Sunder (“Seller Note”) in connection with the acquisition of 100% of the membership interests in Sunder and concluded that the Seller Note is a related party obligation (see Note 3 – Business Combinations). The Seller Note has an original principal amount of $20.0 million. The Seller Note bears interest at 7.0% per annum, compounded at the end of each calendar quarter. Interest is due and payable concurrent with the payment of the principal balance. The maturity date of the Seller Note is the earlier of (i) May 15, 2026 and (ii) the date on which all amounts under the Seller Note otherwise become due and payable following an event of default. The Seller Note must also be repaid in the event of a change of control of the Company or the sale of all or substantially all of the consolidated assets of the Company and its subsidiaries. The Seller Note includes customary events of default, including: (a) the Company’s failure to pay the Seller Note when due, (b) the Company’s voluntary or involuntary bankruptcy, (c) the Company’s liquidation or dissolution, (d) a change of control of the Company, (e) the Company’s material breach of the covenants applicable to the Company under the Seller Note, subject to applicable cure periods, and (f) if any of the Company’s representations or warranties made in the Seller Note were untrue in any material respect when made. Management concluded that the carrying value of the Seller Note approximates its fair value due to the short-term nature of the obligation. Interest expense recognized on the Seller Note was $0.4 million in the fiscal year ended December 28, 2025.

Loan with related party

Prior to entering into the Exchange Agreement, the Company had a Revolving Loan due to Kline Hill and Rodgers Revocable Trust which is a related party. The Revolving Loan arrangement was entered into in 2020 and in 2023, the Rodgers Revocable Trust became a party to the Revolving Loan. The Revolving Loan has an annual interest rate equal to the greater of 7.75% or Prime plus 4.5%. In connection with the Exchange Agreement in July 2024, $3.5 million of the Revolving Loan, plus accrued interest owed to Kline Hill, was exchanged for a portion of the July 2024 Notes. The remaining principal balance of $1.5 million is payable to the Rodgers Revocable Trust and remains outstanding as of December 28, 2025. There are no financial covenants.

Aggregate interest expense recognized on this obligation in the fiscal years ended December 28, 2025 and December 29, 2024 was $0.2 million and $0.5 million, respectively. Of the interest expense recognized, related party interest expense was $0.2 million and $0.2 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively.

Principal payments due in the next five fiscal years

The principal amount of all short and long-term debt, excluding capitalized interest in connection with the exchanged notes, is as follows:

Principal payment
Fiscal year ending
2026	$21,500
2027	—
2028	—
2029	143,266
Total	164,766